Note 6 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	65,661,599	—	65,661,599
Disposals	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the year	—	(28,776,688)	(28,776,688)
Balance, December 31, 2012	776,302,690	(141,668,019)	634,634,671
Acquisitions	73,149,904	—	73,149,904
Depreciation for the year	—	(30,761,673)	(30,761,673)
Balance, December 31, 2013	849,452,594	(172,429,692)	677,022,902